Condensed Statements of Changes in Shareholders’ Equity (Deficit) (Unaudited) - USD ($)		Class B Ordinary Shares	Class A Ordinary Shares	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Total
Balance at Mar. 10, 2022
Balance (in Shares) at Mar. 10, 2022
Net income (loss)						(338)	(338)
Balance at Mar. 31, 2022						(338)	(338)
Balance (in Shares) at Mar. 31, 2022
Balance at Mar. 10, 2022
Balance (in Shares) at Mar. 10, 2022
Net income (loss)							(1,427)
Balance at Jun. 30, 2022		$ 288		24,712		(1,427)	23,573
Balance (in Shares) at Jun. 30, 2022		2,875,000
Balance at Mar. 10, 2022
Balance (in Shares) at Mar. 10, 2022
Issuance of Class B ordinary shares to Sponsor	[1]	$ 494		24,712	(206)		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)	[1]	4,935,622
Net income (loss)						(8,687)	(8,687)
Balance at Dec. 31, 2022		$ 494		24,712	(206)	(8,687)	16,313
Balance (in Shares) at Dec. 31, 2022		4,935,622
Balance at Mar. 31, 2022						(338)	(338)
Balance (in Shares) at Mar. 31, 2022
Issuance of Class B ordinary shares to Sponsor		$ 288		24,712			25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		2,875,000
Net income (loss)						(1,089)	(1,089)
Balance at Jun. 30, 2022		$ 288		24,712		(1,427)	23,573
Balance (in Shares) at Jun. 30, 2022		2,875,000
Balance at Dec. 31, 2022		$ 494		24,712	(206)	(8,687)	16,313
Balance (in Shares) at Dec. 31, 2022		4,935,622
Issuance of Placement Units (in Shares)			565,375
Issuance of Placement Units			$ 57	5,653,693			5,653,750
Issuance of Representative Shares (in Shares)			103,500
Issuance of Representative Shares			$ 10	132,470			132,480
Proceeds allocated to Public Warrants				3,392,500			3,392,500
Allocation of Issuance Costs				(206,223)			(206,223)
Accretion Redemption Value of Class A Ordinary Shares				(8,997,152)		(3,204,124)	(12,201,276)
Net income (loss)						499,414	499,414
Balance at Mar. 31, 2023		$ 494	$ 67		(206)	(2,713,397)	(2,713,042)
Balance (in Shares) at Mar. 31, 2023		4,935,622	668,875
Balance at Dec. 31, 2022		$ 494		24,712	(206)	(8,687)	$ 16,313
Balance (in Shares) at Dec. 31, 2022		4,935,622
Issuance of Representative Shares (in Shares)							103,500
Issuance of Representative Shares							$ 132,480
Net income (loss)							1,616,588
Balance at Jun. 30, 2023		$ 494	$ 67			(3,009,214)	(3,008,653)
Balance (in Shares) at Jun. 30, 2023		4,935,622	668,875
Balance at Mar. 31, 2023		$ 494	$ 67		(206)	(2,713,397)	(2,713,042)
Balance (in Shares) at Mar. 31, 2023		4,935,622	668,875
Cash received for stock subscription receivable					206		206
Accretion Redemption Value of Class A Ordinary Shares						(1,412,991)	(1,412,991)
Net income (loss)						1,117,174	1,117,174
Balance at Jun. 30, 2023		$ 494	$ 67			$ (3,009,214)	$ (3,008,653)
Balance (in Shares) at Jun. 30, 2023		4,935,622	668,875

[1]	Includes up to 643,777 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5). The underwriters exercised their over-allotment option in full on February 14, 2023; thus, no ordinary shares remain subject to forfeiture as of February 14, 2023 (see Note 6).